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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         AEW Capital Management, L.P.
                 -------------------------------
   Address:      Two Seaport Lane
                 -------------------------------
                 Boston, MA  02210-2021
                 -------------------------------

Form 13F File Number: 028-06538
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James J. Finnegan
         -----------------------------------------------
Title:   Vice President of AEW Capital Management, Inc.,
         -----------------------------------------------
         General Partner of AEW Capital Management, L.P.
         -----------------------------------------------
Phone:   (617) 261-9000
         -----------------------------------------------

Signature, Place, and Date of Signing:

   /s/ James J. Finnegan            Boston, Massachusetts   August 13, 2010
   -------------------------------  ---------------------   ---------------
           [Signature]                  [City, State]            [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number         Name

    028-04037                    Pioneer Investment Management, Inc.
        ---------------          -----------------------------------

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      2
                                        --------------------

Form 13F Information Table Entry Total: 54
                                        --------------------

Form 13F Information Table Value Total: 3,633,099
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number      Name

    1         028-06536                 AEW Capital Management, Inc.
    ------        -----------------     -------------------------------------
    2         028-06808                 Natixis Global Asset Management, L.P.
    ------        -----------------     -------------------------------------

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                           FORM 13F INFORMATION TABLE
             NAME OF REPORTING MANAGER: AEW CAPITAL MANAGEMENT, L.P.
                                    6/30/2010

                              TITLE              VALUE      SH or    SH/ PUT/   INVESTMENT    OTHER        VOTING AUTHORITY
      NAME OF ISSUER        OF CLASS   CUSIP   (X$1000)    PRN AMT   PRN Call   DISCRETION   MANAGERS    SOLE    SHARED    NONE
----------------------------------------------------------------------------------------------------------------------------------
Alexandria R.E. Equities    COM      015271109    56,251     887,653 SH       Shared-Defined   01 02     404,253      -     483,400
AMB Property Corp           COM      00163T109   115,385   4,866,532 SH       Shared-Defined   01 02   2,409,732      -   2,456,800
American Campus Communities COM      024835100     2,183      80,000 SH       Shared-Defined   01 02      80,000                  -
Annaly Capital Management
 Inc.                       COM      035710409    11,147     650,000 SH       Shared-Defined   01 02           0      -     650,000
Avalon Bay Communities      COM      053484101   226,746   2,428,470 SH       Shared-Defined   01 02   1,407,701      -   1,020,769
Biomed Realty Trust Inc.    COM      09063H107    44,555   2,769,132 SH       Shared-Defined   01 02   2,287,732      -     481,400
Boston Properties Inc.      COM      101121101   225,827   3,165,507 SH       Shared-Defined   01 02   1,830,107      -   1,335,400
Brookfield Properties       COM      112900105     6,515     464,004 SH       Shared-Defined   01 02     275,904      -     188,100
Camden Property Trust       COM      133131102    61,913   1,515,607 SH       Shared-Defined   01 02   1,228,007      -     287,600
Commonwealth REIT           COM      203233101     2,794     450,000 SH       Shared-Defined   01 02     450,000      -           -
DCT Industrial Trust Inc.   COM      233153105    42,822   9,473,796 SH       Shared-Defined   01 02   7,681,896      -   1,791,900
Developers Diversified      COM      251591103     7,735     781,300 SH       Shared-Defined   01 02     617,800      -     163,500
Digital Realty Trust        COM      253868103    47,997     832,125 SH       Shared-Defined   01 02     671,425      -     160,700
Dupont Fabros Technology    COM      26613Q106    61,677   2,511,280 SH       Shared-Defined   01 02   2,026,280      -     485,000
Entertainment Pptys Trust   COM      29380T105    70,014   1,839,092 SH       Shared-Defined   01 02   1,168,692      -     670,400
Equity Lifestyle Properties COM      29472R108    20,579     426,675 SH       Shared-Defined   01 02     346,775      -      79,900
Equity Residential          COM      29476L107   264,352   6,348,506 SH       Shared-Defined   01 02   3,970,906      -   2,377,600
Essex Property Trust Inc    COM      297178105    37,014     379,480 SH       Shared-Defined   01 02     304,280      -      75,200
Extra Space Storage Inc.    COM      30225T102    62,408   4,489,759 SH       Shared-Defined   01 02   3,729,159      -     760,600
Excel Trust Inc             COM      30068C109     4,519     376,600 SH       Shared-Defined   01 02     304,300      -      72,300
Federal Realty Invs Trust   COM      313747206   170,536   2,426,865 SH       Shared-Defined   01 02   1,367,965      -   1,058,900
First Potomac Realty Trust  COM      33610F109    31,400   2,185,096 SH       Shared-Defined   01 02   1,841,096      -     344,000
Getty Realty Corp.          COM      374297109     3,922     175,000 SH       Shared-Defined   01 02     175,000      -           -
HCP Inc.                    COM      40414L109   171,857   5,328,893 SH       Shared-Defined   01 02   3,298,593      -   2,030,300
Health Care Reit Inc.       COM      42217K106    17,096     405,880 SH       Shared-Defined   01 02     326,280             79,600
Highwoods Properties        COM      431284108     1,677      60,400 SH       Shared-Defined   01 02      60,400                  -
Hudson Pacific Properties
 Inc.                       COM      42217K106     8,913     516,700 SH       Shared-Defined   01 02     415,100      -     101,600
Hospitality Properties      COM      44106M102     1,477      70,000 SH       Shared-Defined   01 02      70,000                  -
Host Hotels & Resorts       COM      44107P104   157,377  11,674,877 SH       Shared-Defined   01 02   7,145,477      -   4,529,400
Kilroy Realty Corp.         COM      49427F108    74,131   2,493,490 SH       Shared-Defined   01 02   1,861,590      -     631,900
Kimco Realty Corp.          COM      49446R109    23,640   1,758,900 SH       Shared-Defined   01 02   1,434,900      -     324,000
Kite Realty Group           COM      49803T102    12,532   2,998,068 SH       Shared-Defined   01 02   2,415,268      -     582,800
Liberty Property Trust      COM      531172104   142,637   4,944,089 SH       Shared-Defined   01 02   2,844,048      -   2,100,041
Macerich Company (the)      COM      554382101   102,749   2,753,188 SH       Shared-Defined   01 02   1,880,135      -     873,053
Mack Cali Realty Corp       COM      554489104    21,490     722,835 SH       Shared-Defined   01 02     518,935      -     203,900
National Retail Properties  COM      637417106    33,053   1,541,673 SH       Shared-Defined   01 02   1,313,373      -     228,300
Nationwide Health
 Properties Inc.            COM      638620104   126,884   3,547,214 SH       Shared-Defined   01 02   2,484,414      -   1,062,800
Omega Healthcare Investors  COM      681936100    62,494   3,135,672 SH       Shared-Defined   01 02   2,610,772      -     524,900
Pebblebrook Hotel Trust     COM      70509V100    13,517     717,105 SH       Shared-Defined   01 02     578,105      -     139,000

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
Piedmont Office Realty
 Trust                      COM      720190206    70,338   3,755,376 SH       Shared-Defined   01 02   2,011,976          1,743,400
Plum Creek Timber Co.       COM      729251108    14,534     420,900 SH       Shared-Defined   01 02      99,600      -     321,300
Public Storage Inc.         COM      74460D109   218,293   2,483,147 SH       Shared-Defined   01 02   1,471,147      -   1,012,000
Ramco Gershenson Properties COM      751452202     8,816     872,900 SH       Shared-Defined   01 02    703,400       -     169,500
Realty Income Corp          COM      756109104     5,508     181,600 SH       Shared-Defined   01 02    171,000       -      10,600
Regency Centers Corp.       COM      758849103    68,153   1,981,189 SH       Shared-Defined   01 02   1,446,789      -     534,400
Retail Opportunity
 Investments Corp.          COM      76131N101    31,952   3,311,108 SH       Shared-Defined   01 02   1,967,708          1,343,400
Senior Housing Properties
 Trust                      COM      81721M109     1,810      90,000 SH       Shared-Defined   01 02      90,000      -           -
Simon Property Group        COM      828806109   402,594   4,985,686 SH       Shared-Defined   01 02   3,037,874      -   1,947,812
Starwood Hotels & Resorts   COM      85590A401    37,891     914,569 SH       Shared-Defined   01 02     598,669      -     315,900
Strategic Hotels & Resorts
 Inc.                       COM      86272T106     6,754   1,538,500 SH       Shared-Defined   01 02     628,500      -     910,000
Taubman Centers Inc.        COM      876664103     9,814     260,799 SH       Shared-Defined   01 02     209,299      -      51,500
UDR Inc.                    COM      902653104     2,047     107,000 SH       Shared-Defined   01 02     107,000      -           -
Ventas Inc.                 COM      92276F100     5,634     120,000 SH       Shared-Defined   01 02           0      -     120,000
Vornado Realty Trust        COM      929042109   199,146   2,729,896 SH       Shared-Defined   01 02   1,678,463      -   1,051,433
Column Totals                                  3,633,099 115,944,133                                  78,057,825      -  37,886,308